Offerings - Offering: 1	Oct. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,400,000
Proposed Maximum Offering Price per Unit	16.53
Maximum Aggregate Offering Price	$ 56,202,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,761.5
Offering Note	Represents an additional 3,400,000 shares of Common Stock authorized for issuance under the MillerKnoll, Inc. 2025 Long-Term Incentive Plan (the “Plan”). In addition, pursuant to Rule 416(a) under the Securities Act of 1933, this Registration Statement also covers such indeterminate number of additional shares as may be authorized in the event of an adjustment as a result of an increase in the number of issued shares of Common Stock resulting from the payment of stock dividends or stock splits or certain other capital adjustments. For the purpose of computing the registration fee only, the price shown is based upon the price of $16.53 per share, the average of the high and low prices for the Common Stock of the Registrant as reported in the Nasdaq Global Select Market on October 13, 2025, in accordance with Rule 457(c) and (h). Pursuant to General Instruction E to Form S-8, a filing fee is only being paid with respect to the registration of additional securities for the Plan.